Property and Equipment - Disclosure of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,642	$ 11,407	$ 10,220
Accumulated depreciation and amortization	(8,362)	(7,902)	(5,883)
Property and equipment, net	3,280	3,505	4,337
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,253	1,226	977
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,151	7,965	7,594
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,171	1,152	1,114
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,067	$ 1,064	$ 535